Share-based compensation - Restricted Stock Units and Restricted Stocks Activity (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Weighted average grant date fair value ($)
Share based compensation expense	$ 97,058	$ 102,848	$ 96,087
Time based restricted stock units and restricted stock
Number
Number at beginning of period (in shares)	2,929,585
Granted (in shares)	813,256
Vested (in shares)	(1,369,328)
Forfeited (in shares)	(18,076)
Number at end of period (in shares)	2,355,437	2,929,585
Weighted average grant date fair value ($)
Number at beginning of period (in USD per share)	$ 49.94
Granted (in USD per share)	63.48
Vested (in USD per share)	47.87
Forfeited (in USD per share)	52.64
Number at end of period (in USD per share)	$ 55.80	$ 49.94
Peformance based restricted stock units and restricted stock
Number
Number at beginning of period (in shares)	4,010,991
Granted (in shares)	625,169
Vested (in shares)	(234,340)
Forfeited (in shares)	(11,551)
Number at end of period (in shares)	4,390,269	4,010,991
Weighted average grant date fair value ($)
Number at beginning of period (in USD per share)	$ 51.18
Granted (in USD per share)	65.72
Vested (in USD per share)	55.11
Forfeited (in USD per share)	64.13
Number at end of period (in USD per share)	$ 53.01	$ 51.18
Restricted stock | NV Equity Plan
Number
Granted (in shares)	830,580
Weighted average grant date fair value ($)
Restricted stocks issued (in shares)	538,853
Shares withheld to pay taxes (in shares)	291,727
Shares withheld to pay taxes, treated as granted (in shares)	162,316
Share based compensation expense	$ 10,000
Lapsed restrictions on restricted stock | NV Equity Plan
Weighted average grant date fair value ($)
Shares withheld to pay taxes, treated as granted (in shares)	813,500
Restricted stock issued (in shares)	982,882
Restricted stock units | NV Equity Plan
Number
Vested (in shares)	(465,998)
Weighted average grant date fair value ($)
Shares withheld to pay taxes, treated as granted (in shares)	162,316
Ordinary shares issued to the holders of these restricted stock units with the remainder being withheld and applied to pay the taxes involved (in shares)	295,547